Cover	Sep. 09, 2021
Cover [Abstract]
Entity Registrant Name	WRAP TECHNOLOGIES, INC
Entity Central Index Key	0001702924
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 09, 2021
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	DE
Entity File Number	000-55838
Entity Tax Identification Number	98-0551945
Entity Address Address Line 1	1817 W 4th Street
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85281
City Area Code	800
Local Phone Number	583-2652